Derivative activities and fair value measurements	12 Months Ended
Dec. 31, 2011
Derivative activities and fair value measurements

Note 5: Derivative activities and fair value measurements

Overview

Our results of operations, financial condition and capital resources are highly dependent upon the prevailing market prices of, and demand for, oil and natural gas. These commodity prices are subject to wide fluctuations and market uncertainties. To mitigate a portion of this exposure, we enter into commodity price swaps, costless collars, and basis protection swaps. See Note 1 for additional information regarding our accounting policies for derivative transactions and fair value measurements.

For commodity price swaps, we receive a fixed price for the hedged commodity and pay a floating market price to the counterparty. The fixed-price payment and the floating-price payment are netted, resulting in a net amount due to or from the counterparty.

Collars contain a fixed floor price (put) and ceiling price (call). If the market price exceeds the call strike price or falls below the put strike price, we receive the fixed price and pay the market price. If the market price is between the call and the put strike price, no payments are due from either party. A three-way collar contract consists of a standard collar contract plus a put option contract sold by us with a price below the floor price of the collar. This additional put option requires us to make a payment to the counterparty if the market price is below the additional put option price. If the market price is greater than the additional put option price, the result is the same as it would have been with a standard collar contract only. By combining the collar contract with the additional put option, we are entitled to a net payment equal to the difference between the floor price of the standard collar and the additional put option price if the market price falls below the additional put option price. This strategy enables us to increase the floor and the ceiling price of the collar beyond the range of a traditional costless collar while defraying the associated cost with the sale of the additional put option.

We use basis protection swaps to reduce basis risk. Basis is the difference between the physical commodity being hedged and the price of the futures contract used for hedging. Basis risk is the risk that an adverse change in the futures market will not be completely offset by an equal and opposite change in the cash price of the commodity being hedged. Basis risk exists in natural gas primarily due to the geographic price differentials between cash market locations and futures contract delivery locations. Natural gas basis protection swaps are arrangements that guarantee a price differential for natural gas from a specified pricing point. We receive a payment from the counterparty if the price differential is greater than the stated terms of the contract and pay the counterparty if the price differential is less than the stated terms of the contract.

In December 2011, we amended our senior secured revolving credit facility to provide greater flexibility when hedging our anticipated production. The terms of the amendment allow us to protect a portion of our natural gas liquids production from price volatility using crude oil derivatives. Our outstanding derivative instruments as of December 31, 2011 are summarized below:

	Oil derivatives
	Swaps		Three-way collars
	Volume MBbls	Weighted average fixed price per Bbl	Volume MBbls	Weighted average fixed price per Bbl
				Additional put option	Put	Call
2012	1,983	$94.08	1,528	$71.47	$93.92	$108.57
2013	540	102.45	1,800	75.00	97.60	118.80

	2,523		3,328

	Natural gas swaps		Natural gas basis protection swaps
	Volume BBtu	Weighted average fixed price per Btu	Volume BBtu	Weighted average fixed price per Btu
2012	12,000	$5.06	8,400	$0.30
2013	7,200	5.24	—	—

	19,200		8,400

Discontinuance of cash flow hedge accounting

Effective April 1, 2010, we elected to de-designate all of our commodity derivative contracts that had previously been designated as cash flow hedges and to discontinue hedge accounting prospectively. As a result, all gains and losses from changes in the fair value of our derivative contracts subsequent to March 31, 2010 are recognized immediately in “Non-hedge derivative gains” in the consolidated statements of operations. This can have a significant impact on our results of operations due to the volatility of the underlying commodity prices. Prior to March 31, 2010, a portion of the change in fair value was deferred through other comprehensive income. As of December 31, 2011, AOCI consists of deferred net gains of $83,880 ($51,846 net of tax) that will be recognized as gains from oil and natural gas hedging activities through December 2013 as the hedged production is sold. We expect to reclassify deferred net gains of $46,746 ($28,730 net of tax) from AOCI to income during the next 12 months.

Derivative activities

Gains and losses associated with cash flow hedges are summarized below.

	Year ended December 31,
	2011	2010	2009
Amount of loss recognized in AOCI (effective portion)
Oil swaps	$—	$(1,034)	$(84,284)
Income taxes	—	386	32,601

	$—	$(648)	$(51,683)

Amount of gain (loss) reclassified from AOCI in income (effective portion)(1)
Oil swaps	$(27,452)	$(30,243)	$13,289
Natural gas swaps	—	1,510	7,638
Income taxes	10,580	10,729	(8,095)

	$(16,872)	$(18,004)	$12,832

Loss on oil swaps recognized in income (ineffective portion)(1)	$—	$(660)	$(1,524)

(1)	Included in “Gain (loss) from oil and natural gas hedging activities” in our consolidated statements of operations.

“Gain (loss) from oil and natural gas hedging activities,” which is a component of total revenues in the consolidated statements of operations, is comprised of the following:

	Year ended December 31,
	2011	2010	2009
Oil hedges
Reclassification adjustment for hedge gains (losses) included in net income	$(27,452)	$(30,243)	$13,289
Loss on ineffective portion of derivatives qualifying for hedge accounting	—	(660)	(1,524)
Natural gas hedges
Reclassification adjustment for hedge gains included in net income	—	1,510	7,638

	$(27,452)	$(29,393)	$19,403

During 2010, we received proceeds of $7,097 on the early settlement of certain oil and natural gas derivative contracts with original settlement dates from April 2010 through December 2012. During 2009, we early settled natural gas swaps with original settlement dates from May through October of 2009 and oil swaps and collars with original settlement dates from January 2012 through December 2013 for total net proceeds of $111,874. The proceeds from early settlement are recorded as a component of “Non-hedge derivative gains” in the consolidated statements of operations.

“Non-hedge derivative gains” in the consolidated statements of operations are comprised of the following:

	Year ended December 31,
	2011	2010	2009
Change in fair value of commodity price swaps	$50,004	$8,610	$(79,480)
Change in fair value of costless collars	3,540	(24,846)	(53,044)
Change in fair value of natural gas basis differential contracts	4,355	9,341	(16,582)
Receipts from (payments on) settlement of commodity price swaps	(16,801)	27,332	116,445
Receipts from settlement of costless collars	1,250	28,268	49,019
Payments on settlement of natural gas basis differential contracts	(7,940)	(10,110)	(5,189)

	$34,408	$38,595	$11,169

Fair value of derivative instruments

All derivative financial instruments are recorded on the balance sheet at fair value. We estimate the fair value of our derivative instruments using a combined income and market valuation methodology. Future cash flows from the derivatives are estimated based on the difference between the fixed contract price and the underlying published forward market price, and are discounted at the LIBOR swap rate. The fair value of collars is determined using an option pricing model which takes into account market volatility as well as the inputs described above. All derivative instruments are discounted further using a rate that incorporates our nonperformance risk for derivative liabilities and our counterparties’ nonperformance risk for derivative assets. As of December 31, 2011 and 2010, the rate reflecting our nonperformance risk was 1.75% and 2.50%, respectively, and the weighted-average rate reflecting our counterparties’ nonperformance risk was approximately 3.38% and 2.14%, respectively.

The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	As of December 31, 2011			As of December 31, 2010
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Derivatives not designated as hedging instruments:
Natural gas swaps	$30,124	$—	$30,124	$32,538	$(130)	$32,408
Oil swaps	3,832	(9,744)	(5,912)	21	(58,221)	(58,200)
Oil collars	6,296	(1,247)	5,049	1,509	—	1,509
Natural gas basis differential swaps	—	(1,268)	(1,268)	220	(5,843)	(5,623)

Total derivative instruments	40,252	(12,259)	27,993	34,288	(64,194)	(29,906)
Less:
Netting adjustments (1)	10,627	(10,627)	—	32,859	(32,859)	—
Current portion asset (liability)	12,840	(1,505)	11,335	1,429	(28,853)	(27,424)

	$16,785	$(127)	$16,658	$—	$(2,482)	$(2,482)

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Derivative settlements outstanding were as follows at December 31:

	2011	2010
Derivative settlements receivable included in accounts receivable	$449	$3,431
Derivative settlements payable included in accounts payable and accrued liabilities	$5,042	$785

We have no Level 1 assets or liabilities as of December 31, 2011 or 2010. Our derivative contracts classified as Level 2 are valued using NYMEX forward commodity price curves and quotations provided by price index developers such as Platts. In certain less liquid markets, forward prices are not as readily available. In these circumstances, commodity swaps are valued using internally developed methodologies that consider historical relationships among various commodities that result in management’s best estimate of fair value. These contracts are classified as Level 3. Due to unavailability of observable volatility data input, the fair value measurement of all our collars has been categorized as Level 3.

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of December 31, 2011			As of December 31, 2010
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$33,956	$(11,012)	$22,944	$32,779	$(64,194)	$(31,415)
Significant unobservable inputs (Level 3)	6,296	(1,247)	5,049	1,509	—	1,509
Netting adjustments (1)	(10,627)	10,627	—	(32,859)	32,859	—

	$29,625	$(1,632)	$27,993	$1,429	$(31,335)	$(29,906)

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Changes in the fair value of net commodity derivatives classified as Level 3 in the fair value hierarchy at December 31 were:

	For the year ended December 31,
Net derivative assets	2011	2010
Beginning balance	$1,509	$26,355
Realized and unrealized gains included in “Non-hedge derivative gains”	4,790	3,422
Settlements received	(1,250)	(28,268)

Ending balance	$5,049	$1,509

Gains (losses) relating to assets still held at the reporting date included in “Non-hedge derivative gains” for the period	$5,049	$(775)

Fair value of other financial instruments

The carrying values of items comprising current assets and current liabilities approximate fair values due to the short-term maturities of these instruments. The carrying value for long-term debt at December 31, 2011 and 2010 approximates fair value because the rates are comparable to those at which we could currently borrow under similar terms. The carrying value and estimated market value of our Senior Notes at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
8.5% Senior Notes due 2015	$—	$—	$325,000	$332,313
8.875% Senior Notes due 2017	323,342	326,625	323,099	329,875
9.875% Senior Notes due 2020	293,559	322,500	293,135	315,000
8.25% Senior Notes due 2021	400,000	402,400	—	—

	$1,016,901	$1,051,525	$941,234	$977,188

Fair value amounts have been estimated based on quoted market prices. The use of different market assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Concentrations of credit risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of derivative instruments and accounts receivable. Derivative instruments are exposed to credit risk from counterparties. We do not require collateral or other security to support the derivative instruments subject to credit risk, however, our derivative contracts have been executed with the institutions that are affiliates of our lenders, and we believe the credit risks associated with all of these institutions are acceptable. At December 31, 2011, we had significant commodity derivative net asset balances outstanding with the following counterparties:

Counterparty	Percentage of future hedged production
JP Morgan Chase Bank, N.A.	38%
Societe Generale	29%
Crédit Agricole CIB	14%
Other	7%

88%

We did not post collateral under any of our derivative contracts as they are secured under our senior secured revolving credit facility. As of December 31, 2011, we had no balance outstanding under our senior secured revolving credit facility. Payment on our derivative contracts would be accelerated in the event of a default on our revolving credit facility. The aggregate fair value of our derivative liabilities was $12,259 at December 31, 2011.

Accounts receivable are primarily from purchasers of oil and natural gas products, and exploration and production companies who own interests in properties we operate. The industry concentration has the potential to impact our overall exposure to credit risk, either positively or negatively, in that customers may be similarly affected by changes in economic, industry or other conditions.

Sales of oil and natural gas to three purchasers accounted for 15.1%, 13.6% and 10.4% of total oil and natural gas revenues, excluding the effects of hedging activities, during the year ended December 31, 2011. Sales of oil and natural gas to one purchaser accounted for 20.3% and 26.4% of total oil and natural gas revenues, excluding the effects of hedging activities, during the years ended December 31, 2010, and 2009, respectively. If we were to lose a purchaser, we believe we could replace it with a substitute purchaser.